UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Report to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report
www.lkfunds.com	December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.lkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-698-1378, or by enrolling at www.lkfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-698-1378 or contact the Fund at www.lkfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

(This Page Intentionally Left Blank.)

LK Balanced Fund

February 7, 2020

Dear Fellow Shareholders,

Could the fourth quarter of 2020 have been any different than last year?  Strong stock market performance across the board during the year, and especially in the fourth quarter, capped a successful overall year.  For the six months ended December 31, 2019, the LK Balanced Fund grew by 4.88%, slightly behind the Lipper Balanced Funds Index and S&P 500® Index which were up 6.60% and 10.92%, respectively.  This result was largely a reflection of the strong fourth quarter.  Equity performance throughout the period drove overall Fund performance.  Leading individual contributors to the Fund’s performance were Brookfield Asset Management – Class A, Microsoft and Winnebago, which collectively added about 1.8% to Fund performance. The largest detractors were Gildan Activewear, Boeing and Pfizer, which subtracted about 1.0% from Fund performance.

Positive economic news seemed to outweigh potential negative threats throughout 2019.  It seems today’s environment is reminiscent of the old saying “the more things change the more they stay the same.”  As an example, in an October 1992 letter to investors we wrote:

The markets abhor the uncertainty resulting from a potential change in leadership and will likely continue to show some nervousness as the election nears. This situation may well continue for some time if Governor Clinton is elected as investors attempt to ascertain what impact his new policies might have on the economy.

In the long run the markets do not seem to differentiate between the two parties. Whether stocks and bonds do well during a particular administration is more dependent upon their starting point (i.e., whether they are cheap or expensive at the start), and how well the economy performs.

While stocks are not cheap (it can be argued that, at least relative to inflation, bonds are cheap) it does appear that the economy is recovering, albeit slowly. Under the assumption that the economy will continue to recover, and in fact, gain momentum in 1993, the market should show some progress.

Substitute the current democratic hopefuls for Governor Clinton and you have a similar situation today.  Domestic economic growth may not be as rapid as the current administration would like, but it continues on a steady growth path.  We continue to believe that corporations will adapt to any new policies the party in power puts in place.  Today, bonds look expensive relative to stocks, but stocks do not look particularly cheap.  What looked like a fairly fully priced stock market in 1992, continued to grow for eight more years – perhaps it will again.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr., CFA®	Bruce H. Van Kooten, CFA®

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for a complete list of fund holdings.

Earnings growth is not representative of the Fund’s future performance.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2019

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	20.38%	7.08%	7.31%	8.18%
S&P 500® Index(3)	31.49%	11.70%	13.56%	10.62%
Bloomberg Barclays U.S.
Aggregate Bond Index(4)	8.72%	3.05%	3.75%	6.13%
Lipper Balanced Funds Index(5)	19.58%	6.78%	8.14%	8.00%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not invest directly in an index.
(4)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One may not invest directly in an index.

(5)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not invest directly in an index.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 – December 31, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/1/2019)	Value (12/31/2019)	(7/1/2019 to 12/31/2019)
LK Balanced Fund Actual(2)	$1,000.00	$1,048.80	$5.15
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,020.11	$5.08

(1)	Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.00% multiplied by the average account value over the period, 184/366 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended December 31, 2019, of 4.88%.

LK Balanced Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
December 31, 2019
(% of Net Assets)

Top Ten Holdings(1)(2) (Unaudited)
December 31, 2019
(% of Net Assets)

Texas Pacific Land Trust	5.4%
Thermo Fisher Scientific	4.5%
Microsoft	3.5%
Brookfield Asset Management, Class A	3.4%
Walt Disney	3.2%
Hershey	3.0%
Johnson & Johnson	2.8%
Pfizer	2.7%
Anheuser-Busch InBev – ADR	2.5%
Kansas City Southern	2.4%

(1)	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes Money Market Fund.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2019

Description	Shares	Value

COMMON STOCKS – 66.5%

Communication Services – 6.1%
CenturyLink	20,000	$264,200
Discovery, Class C*	19,000	579,310
Walt Disney	6,500	940,095
		1,783,605

Consumer Discretionary – 4.7%
Gildan Activewear	19,000	561,070
LKQ*	12,200	435,540
Winnebago Industries	7,000	370,860
		1,367,470

Consumer Staples – 8.4%
Anheuser-Busch InBev – ADR	9,000	738,360
Crimson Wine Group*	30,000	222,000
Hershey	6,000	881,880
Wal-Mart Stores	5,000	594,200
		2,436,440

Energy – 1.8%
Chevron	4,418	532,413

Financials – 8.8%
Arthur J. Gallagher	7,000	666,610
Berkshire Hathaway, Class A*	2	679,180
Berkshire Hathaway, Class B*	2,900	656,850
Cullen/Frost Bankers	5,500	537,790
		2,540,430

Health Care – 9.9%
Johnson & Johnson	5,500	802,285
Pfizer	20,000	783,600
Thermo Fisher Scientific	4,000	1,299,480
		2,885,365

Industrials – 8.9%
Aerojet Rocketdyne Holdings*	12,000	547,920
Boeing	2,050	667,808
Kansas City Southern	4,600	704,536
Lincoln Electric Holdings	7,000	677,110
		2,597,374

Information Technology – 3.5%
Microsoft	6,500	1,025,050

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2019

Description	Shares/Par	Value

COMMON STOCKS – 66.5% (CONTINUED)

Materials – 4.3%
Constellium, Class A*	20,000	$268,000
Orion Engineered Carbons	24,000	463,200
Vulcan Materials	3,500	503,965
		1,235,165

Real Estate – 10.1%
Brookfield Asset Management, Class A	17,000	982,600
Texas Pacific Land Trust	2,000	1,562,440
Weyerhaeuser – REIT	12,800	386,560
		2,931,600

Total Common Stocks
(Cost $8,639,370)		19,334,912

CORPORATE BONDS – 21.8%

Communication Services – 1.8%
Qwest
7.125%, 11/15/2043	$250,000	254,625
Viacom
3.875%, 12/15/2021	250,000	258,730
		513,355

Consumer Discretionary – 3.5%
Advance Auto Parts
4.500%, 12/01/2023	250,000	268,124
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	496,950
Newell Rubbermaid
3.900%, 11/01/2025	250,000	252,172
		1,017,246

Consumer Staples – 3.7%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	257,407
Bunge Limited Finance
3.500%, 11/24/2020	250,000	253,172
Campbell Soup
2.500%, 08/02/2022	300,000	303,769
Constellation Brands
2.250%, 11/06/2020	250,000	250,541
		1,064,889

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2019

Description	Par	Value

CORPORATE BONDS – 21.8% (CONTINUED)

Energy – 0.9%
Murphy Oil
4.450%, 12/01/2022	$250,000	$258,123

Financials – 4.1%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	249,615
Old Republic International
3.875%, 08/26/2026	500,000	527,472
Opus Bank
5.500%, 07/01/2026	400,000	406,690
		1,183,777

Health Care – 1.2%
Stryker
4.375%, 01/15/2020	200,000	200,153
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	150,267
		350,420

Industrials – 3.5%
General Electric
5.000%, 12/29/2049	500,000	490,490
Hexcel
4.700%, 08/15/2025	250,000	269,968
Keysight Technologies
4.550%, 10/30/2024	250,000	272,633
		1,033,091

Information Technology – 3.1%
Corning
7.530%, 03/01/2023	110,000	122,383
Intel
2.700%, 12/15/2022	250,000	256,352
KLA Tencor
4.650%, 11/01/2024	250,000	274,573
Motorola Solutions
3.750%, 05/15/2022	250,000	258,609
		911,917

Total Corporate Bonds
(Cost $6,181,061)		6,332,818

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2019

Description	Par	Value

U.S. GOVERNMENT NOTE/BOND – 1.7%
United States Treasury Note/Bond
1.875%, 06/30/2020
(Cost $500,210)	$500,000	$500,635

MUNICIPAL BOND – 0.7%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 (BHAC Insured)
(Cost $190,000)	190,000	190,857

SHORT-TERM INVESTMENTS – 9.2%
United States Treasury Bill – 1.7%
1.468%, 03/26/2020 (b)	500,000	498,247

	Shares
Money Market Fund – 7.5%
First American Government Obligations, Class Z, 1.47% (c)	2,166,329	2,166,329
Total Short-Term Investments
(Cost $2,664,232)		2,664,576
Total Investments – 99.9%
(Cost $18,174,873)		29,023,798
Other Assets and Liabilities, Net – 0.1%		39,016
Total Net Assets – 100.0%		$29,062,814

ADR – American Depositary Receipt
BHAC – Berkshire Hathaway Assurance Corporation
REIT – Real Estate Investment Trust
*	Non-income producing security
(a)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2019.
(b)	The rate shown is the effective yield as of December 31, 2019.
(c)	The rate shown is the annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive Property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2019

ASSETS:
Investments, at value
(Cost: $18,174,873)	$29,023,798
Cash	2,312
Dividends & interest receivable	78,127
Prepaid expenses	1,963
Total Assets	29,106,200

LIABILITIES:
Payable to investment adviser	9,326
Payable for audit fees	9,565
Payable for fund administration & accounting fees	10,589
Payable for compliance fees	2,386
Payable for transfer agent fees & expenses	4,804
Payable for custody fees	880
Payable for trustee fees	3,270
Accrued expenses	2,566
Total Liabilities	43,386

NET ASSETS	$29,062,814

NET ASSETS CONSIST OF:
Paid-in capital	$18,213,467
Total distributable earnings	10,849,347
Net Assets	$29,062,814

Shares issued and outstanding(1)	569,473

Net asset value, redemption price and offering price per share	$51.03

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2019

INVESTMENT INCOME:
Dividend income	$166,298
Less: Foreign taxes withheld	(4,239)
Interest income	152,602
Total investment income	314,661

EXPENSES:
Investment adviser fees (See Note 4)	108,064
Fund administration & accounting fees (See Note 4)	35,136
Transfer agent fees & expenses (See Note 4)	14,624
Audit fees	9,568
Compliance fees (See Note 4)	6,888
Trustee fees	6,808
Legal fees	4,360
Federal & state registration fees	3,504
Other expenses	3,400
Custody fees (See Note 4)	2,672
Postage & printing fees	2,544
Total expenses before waiver	197,568
Less: waiver from investment adviser (See Note 4)	(53,483)
Net expenses	144,085

NET INVESTMENT INCOME	170,576

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	610,899
Net change in unrealized appreciation/depreciation on investments	597,159
Net realized and unrealized gain on investments	1,208,058

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,378,634

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
OPERATIONS:
Net investment income	$170,576	$367,986
Net realized gain (loss) on investments	610,899	(85,136)
Net change in unrealized appreciation/depreciation on investments	597,159	2,165,974
Net increase in net assets resulting from operations	1,378,634	2,448,824

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,544,506	1,345,595
Proceeds from reinvestment of distributions	883,812	1,715,652
Payments for shares redeemed	(4,423,776)	(1,301,883)
Net increase (decrease) in net assets resulting
from capital share transactions	(995,458)	1,759,364

DISTRIBUTIONS TO SHAREHOLDERS	(883,812)	(1,715,653)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(500,636)	2,492,535

NET ASSETS:
Beginning of period	29,563,450	27,070,915
End of period	$29,062,814	$29,563,450

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
PER SHARE DATA:
Net asset value,
beginning of period	$50.19		$49.41	$44.84	$42.10	$43.21	$49.06

INVESTMENT OPERATIONS:
Net investment income	0.33		0.65	0.65	0.65	0.65	0.54
Net realized and unrealized
gain (loss) on investments	2.11		3.26	4.95	2.78	(0.33)	(3.24)
Total from
investment operations	2.44		3.91	5.60	3.43	0.32	(2.70)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)		(0.82)	(0.81)	(0.32)	(0.59)	(0.89)
Net realized gains	(0.96)		(2.31)	(0.22)	(0.37)	(0.84)	(2.26)
Total distributions	(1.60)		(3.13)	(1.03)	(0.69)	(1.43)	(3.15)

Net asset value, end of period	$51.03		$50.19	$49.41	$44.84	$42.10	$43.21

TOTAL RETURN	4.88	%(1)	9.06%	12.55%	8.18%	0.91%	-5.55%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of
period (in millions)	$29.1		$29.6	$27.1	$26.1	$25.7	$26.6

Ratio of expenses to
average net assets:
Before expense waiver	1.37	%(2)	1.36%	1.36%	1.41%	1.45%	1.42%
After expense waiver	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
After expense waiver	1.18	%(2)	1.32%	1.29%	1.44%	1.53%	1.21%

Portfolio turnover rate	0	%(1)	8%	10%	11%	25%	16%

(1)	Not Annualized.
(2)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended December 31, 2019, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2016.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,334,912	$—	$—	$19,334,912
Corporate Bonds	—	6,332,818	—	6,332,818
U.S. Government Note/Bond	—	500,635	—	500,635
U.S. Treasury Bill	—	498,247	—	498,247
Municipal Bond	—	190,857	—	190,857
Money Market Fund	2,166,329	—	—	2,166,329
Total Investments	$21,501,241	$7,522,557	$—	$29,023,798

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
January 2020 – June 2020	$50,972
July 2020 – June 2021	$99,864
July 2021 – June 2022	$101,524
July 2022 – December 2022	$53,483

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund’s shares.  Quasar is an affiliate of the Administrator.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	December 31, 2019	June 30, 2019
Shares sold	50,447	26,967
Shares issued to holders in reinvestment of distributions	17,425	40,454
Shares redeemed	(87,477)	(26,179)
Net increase (decrease) in shares outstanding	(19,605)	41,242

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$—	$3,596,731

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2019, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$10,911,633	$(659,867)	$10,251,766	$19,291,899

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

At June 30, 2019, the Fund’s most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed	Other	Net	Total
Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Income	Capital Gains	Losses	Appreciation	Earnings
$187,895	$—	$(85,136)	$10,251,766	$10,354,525

As of June 30, 2019, the Fund had $7,778 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended June 30, 2019, the Fund deferred, on a tax basis, post-October losses of $77,358.

The tax character of distributions paid during the period ended December 31, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$355,927	$527,885	$883,812

The tax character of distributions paid during the year ended June 30, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$448,134	$1,267,519	$1,715,653

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2019.

LK Balanced Fund

Additional Information (Unaudited)
December 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE 68114

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*              /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, President

Date     March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, President

Date     March 4, 2020

By (Signature and Title)*              /s/ Benjamin J. Eirich
                                                   Benjamin J. Eirich, Treasurer

Date     March 4, 2020

* Print the name and title of each signing officer under his or her signature.